Membership Interests (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Membership Interests [Abstract]
Schedule Of Cash Capital Contributions

Received	Amount
November 21, 2019	$340
October 28, 2019	98
July 29, 2019	70
May 15, 2019	1,330
April 30, 2019	70
February 19, 2019	70
$1,978

Schedule Of Distributions Paid

During 2019, our board of directors declared, and we paid, the following cash distributions to our members:

Declaration Date	Payment Date	Amount
October 29, 2019	October 31, 2019	$106
July 30, 2019	July 31, 2019	71
May 1, 2019	May 2, 2019	71
February 20, 2019	February 22, 2019	71
		$319

During 2018, our board of directors declared, and we paid, the following cash distributions to our members:

Declaration Date	Payment Date	Amount
October 24, 2018	November 6, 2018	$179
July 25, 2018	August 1, 2018	30
		$209

Schedule Of Changes To Membership Interests

	Capital Accounts	Accumulated Other Comprehensive Income (Loss)	Total Membership Interests
	Three Months Ended March 31, 2020
Balance at December 31, 2019	$10,938	$(139)	$10,799
Net income	131	-	131
Distributions	(91)	-	(91)
Capital contributions	87	-	87
Net effects of cash flow hedges (Note 5)	-	(23)	(23)
Defined benefit pension plans	-	1	1
Balance at March 31, 2020	$11,065	$(161)	$10,904

Schedule Of Changes To Accumulated Other Comprehensive Income (Loss)

	Cash Flow Hedges – Interest Rate Swaps	Defined Benefit Pension and OPEB Plans	Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2019	$(18)	$(121)	$(139)
Defined benefit pension plans	-	1	1
Cash flow hedges — net decrease in fair value of derivatives (net of tax benefit of $6) (Note 5)	(23)	-	(23)
Balance at March 31, 2020	$(41)	$(120)	$(161)

Balance at December 31, 2018	$(16)	$(148)	$(164)
Defined benefit pension plans	-	1	1
Amounts reclassified from accumulated other comprehensive income (loss) to capital account	(4)	-	(4)
Balance at March 31, 2019	$(20)	$(147)	$(167)

	Cash Flow Hedges – Interest Rate Swap	Defined Benefit Pension and OPEB Plans	Accumulated Other Comprehensive Income (Loss)

Balance at December 31, 2016	$(20)	$(91)	$(111)
Defined benefit pension plans	-	8	8
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges	2	-	2
Balance at December 31, 2017	$(18)	$(83)	$(101)
Defined benefit pension plans	-	(65)	(65)
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges	2	-	2
Balance at December 31, 2018	$(16)	$(148)	$(164)
Defined benefit pension plans	-	27	27
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges	2	-	2
Amounts reclassified from accumulated other comprehensive income (loss) to capital account	(4)	-	(4)
Balance at December 31, 2019	$(18)	$(121)	$(139)